FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Financial instruments include cash; evidence of ownership in an entity; or a contract that imposes an obligation on one party and conveys a right to a second party to deliver/receive cash or another financial instrument.

A)  Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market funds with original maturities of less than 90 days. Cash and equivalents also include $407 million cash that is held in subsidiaries that have regulatory regulations or contractual restrictions, or operate in countries where exchange controls and other legal restrictions apply and are therefore not available for general use by the Company.

B)  Debt
Subsequent to quarter end on July 15, 2019, Barrick completed a make-whole repurchase of the approximately $248 million of outstanding principal on the 4.95% notes due 2020.

C)  Guarantee
In connection with the closing of Nevada Gold Mines LLC on July 1, 2019 (refer to note 4), Nevada Gold Mines LLC provided a guarantee in respect of Newmont Goldcorp’s 2035 senior notes, which were originally issued in the aggregate principal amount of $600 million. If Nevada Gold Mines LLC makes any payment under the guarantee following a demand, the Newmont Goldcorp interest in Nevada Gold Mines LLC will be subject to dilution in favor of Barrick at an accelerated rate.